Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

Employment Agreements

Seenu G. Kasturi

On January 18, 2017, the Company appointed Seenu G. Kasturi as its President, Chief Financial Officer and Chairman of its board of directors. In connection therewith, on January 18, 2017, the Company entered into an employment agreement with Mr. Kasturi to serve as the President and Chief Financial Officer of the Company. The employment agreement was for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the employment agreement, Mr. Kasturi was paid annual compensation in the amount of $80,000 per year, consisting of: (i) an initial annual base salary of $26,000, and (ii) equity awards equal in value to $54,000 per year. Mr. Kasturi was eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. He was also eligible to receive annual bonuses in the discretion of the Company’s board of directors beginning with the Company’s fiscal year ended December 31, 2017. The employment agreement contains customary confidentiality, non-competition and non- solicitation provisions in favor of the Company.

On January 2, 2019, the Company appointed Seenu G. Kasturi as its Chief Executive Officer. As a result of the appointment, Mr. Kasturi then served as the Company’s Chief Executive Officer, Chief Financial Officer and Chairman of its board of directors. In connection therewith, on January 2, 2019, Mr. Kasturi resigned as the Company’s President and Richard W. Akam resigned as the Company’s Chief Executive Officer. Mr. Akam continued to serve as the Company’s Chief Operating Officer and Secretary.

On January 2, 2019, the Company entered into an amended and restated employment agreement with Mr. Kasturi to serve as the Chief Executive Officer and Chief Financial Officer of the Company. The agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Kasturi will be paid an initial annual base salary in the amount of $350,000. Mr. Kasturi will be eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. He will also be eligible to receive annual bonuses in the discretion of the Company’s board of directors beginning with the Company’s fiscal year ended December 31, 2020. The employment agreement contains customary confidentiality, non- competition and non-solicitation provisions in favor of the Company.

Pursuant to the terms of the new employment agreement, the Company entered into a restricted stock award agreement with Mr. Kasturi pursuant to which the Company granted 390,000 shares of the Company’s common stock to Mr. Kasturi. The shares vest in accordance with the following schedule: (i) 130,000 shares on March 31, 2019; (ii) 130,000 shares on March 31, 2020; and (iii) 130,000 shares on March 31, 2021. In the event the Company terminates the employment of Mr. Kasturi without “cause”, as such term is defined in the employment agreement, his restricted stock award will vest in full immediately. In the event Mr. Kasturi’s employment with the Company terminates by reason of death or “disability”, as such term is defined in the employment agreement, or if the Company terminates Mr. Kasturi’s employment for “cause”, as such term is defined in the employment agreement, or if Mr. Kasturi terminates his own employment with the Company, then any shares that have not yet vested will be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding will automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Richard W. Akam

On January 22, 2013, the Company appointed Richard W. Akam to serve as its Chief Operating Officer. In connection therewith, the Company entered into an employment agreement with Mr. Akam pursuant to which it agreed to pay him an annual base salary of $150,000, subject to annual adjustment and discretionary bonuses, plus certain standard and customary fringe benefits. The initial term of the employment agreement is for one year and automatically renews for additional one-year terms until terminated by Mr. Akam or the Company.

The employment agreement provided that, on July 22, 2013, the Company would grant Mr. Akam shares of its common stock equal in value to $50,000 if Mr. Akam was continuously employed by the Company through that date. The number of shares of common stock that the Company would issue to Mr. Akam would be calculated based on the last sales price of the Company’s common stock as reported on the OTCQB on July 22, 2013. The employment agreement also provided that the Company would grant Mr. Akam additional shares of its common stock equal in value to $50,000 on January 1st of each year thereafter if Mr. Akam was continuously employed by the Company through January 1st of the applicable year. The number of shares of common stock that the Company would issue to Mr. Akam for each applicable year would be calculated based on the average of the last sales price of shares of the Company’s common stock as reported on the OTCQB for the month of January of the applicable year.

Notwithstanding the above, and in connection therewith, Mr. Akam agreed that the number of shares that may be earned by him under his employment agreement in connection with any particular grant would be equal to the lesser of: (i) 71,429 shares of common stock, or (ii) the number of shares of common stock calculated by dividing $50,000 by the closing price of the Company’s common stock on the day immediately preceding the date the Company’s obligation to issue the shares to him fully accrues. Mr. Akam also agreed that in the event the Company was unable to fulfill its obligation to issue all of the shares earned by him with respect to any particular grant because it did not have enough shares of common stock authorized and available for issuance, (i) Mr. Akam would not require the Company to issue more shares of common stock than are then authorized and available for issuance by the Company, and (i) the Company would be permitted to settle any liability to Mr. Akam created as a result thereof in cash.

In the event the Company terminates Mr. Akam’s employment without “cause” (as such term is defined in the employment agreement), Mr. Akam will be entitled to receive the following severance compensation from the Company: (i) if the Company terminates Mr. Akam’s employment during the first year of his employment with the Company, that amount of compensation equal to the salary payable to Mr. Akam during that year, (ii) if the Company terminates Mr. Akam’s employment during the second year of his employment with the Company, that amount of compensation equal to nine months of the salary payable to Mr. Akam during that year, (iii) if the Company terminates Mr. Akam’s employment during the third year of his employment with the Company, that amount of compensation equal to six months of the salary payable to Mr. Akam during that year, and (iv) if the Company terminates Mr. Akam’s employment after the third year of his employment with the Company, that amount of compensation equal to three months of the salary payable to Mr. Akam during the year that such termination occurs. Mr. Akam will not be entitled to receive any severance compensation from the Company if the Company terminates his employment for “cause” or as a result of his disability, or if Mr. Akam resigns from his employment with the Company.

The employment agreement also contains customary provisions that provide that, during the term of Mr. Akam’s employment with the Company and for a period of one year thereafter, Mr. Akam is prohibited from disclosing confidential information of the Company, soliciting Company employees and certain other persons, and competing with the Company.

On July 31, 2013, the Company appointed Richard Akam as its Chief Executive Officer, Chief Financial Officer and Secretary. The Company and Mr. Akam did not amend the employment agreement in connection with the above appointments, and Mr. Akam did not receive any additional compensation in connection with the above appointments.

On August 19, 2013, Richard Akam resigned as the Company’s Chief Financial Officer. Mr. Akam retained his positions as the Company’s Chief Executive Officer, Chief Operating Officer and Secretary.

On January 31, 2017, the Company and Richard W. Akam entered into an amendment to the employment agreement. Under the terms of the amendment, the parties confirmed the appointment of Mr. Akam as the Company’s Chief Operating Officer on January 22, 2013 and as the Company’s Chief Executive Officer on July 31, 2013, clarified that Mr. Akam’s monthly base salary after the initial term of the employment agreement may be adjusted from time to time by the Company with Mr. Akam’s consent, removed the provision relating to the grant of shares of the Company’s common stock to Mr. Akam on January 1st of each year effective December 31, 2016, and clarified that the criteria for Mr. Akam’s annual bonuses will be identified and agreed upon by the Company and Mr. Akam by the end of the 1st quarter of each fiscal year.

On January 2, 2019, the Company entered into a Second Amendment to Employment Agreement with Richard W. Akam pursuant to which Mr. Akam resigned as the Company Chief Executive Officer but retained his positions as the Company’s Chief Operating Officer and Secretary.

In March, 2020 Mr. Akam’s employment from the Company was terminated.

Alex Andre

On July 15, 2019, the Company appointed Alex Andre as its Chief Financial Officer. In connection therewith, on July 15, 2019, Seenu G. Kasturi resigned as the Company’s Chief Financial Officer. Mr. Kasturi continued to serve as the Company’s Chief Executive Officer and Chairman of the Company’s board of directors.

On July 15, 2019, the Company entered into an employment agreement with Mr. Andre to serve as the Chief Financial Officer of the Company and, upon the completion of all applicable registration and licensing requirements, to serve as the General Counsel of the Company. The employment agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Andre will be paid an initial annual base salary in the amount of $175,000. On May 1, 2020, Mr. Andre’s salary will increase to $200,000 for the remainder of the employment term. Mr. Andre will be eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. On November 1, 2019, he will be eligible to receive an interim bonus of up to an amount equal to 10% of his then current base salary in the discretion of the Company’s board of directors, and will be eligible to receive annual bonuses on May 1st of each year thereafter of up to an amount equal to 10% of his then current base salary in the discretion of the Company’s board of directors. The employment agreement contains customary confidentiality, non-competition and non-solicitation provisions in favor of the Company.

On April 8, 2019, the Company entered into a restricted stock award agreement with Mr. Andre pursuant to which the Company granted 225,000 shares of the Company’s common stock, $0.01 par value per share, to Mr. Andre. The shares vest in accordance with the following schedule: (i) 75,000 shares on April 30, 2020; (ii) 75,000 shares on April 30, 2021; and (iii) 75,000 shares on April 30, 2022. In the event the Company terminates the employment of Mr. Andre without “cause”, as such term is defined in Section 4(c) of the Employment Agreement, his restricted stock award will vest in full immediately. In the event Mr. Andre’s employment with the Company terminates by reason of death or “disability”, as such term is defined in Section 4(b) of the Employment Agreement, or if the Company terminates Mr. Andre’s employment for “cause”, as such term is defined in Section 4(c) of the Employment Agreement, or if Mr. Andre terminates his own employment with the Company, then any shares that have not yet vested shall be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Mr. Andre resigned from the Company on July 27, 2021.

Joseph Dominiak

On November 12, 2019, the “Company appointed Joseph Dominiak as its Chief Operating Officer. In connection therewith, on November 12, 2019, Richard W. Akam resigned as the Company’s Chief Operating Officer.

On November 6, 2019, the Company entered into an employment agreement with Mr. Dominiak to serve as the Chief Operating Officer of the Company. The employment agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Dominiak will be paid an initial annual base salary in the amount of $200,000. Beginning January 1, 2021, he will be eligible to receive increases in salary in the discretion of the Company’s board of directors. Mr. Dominiak will be eligible to receive annual bonuses on each anniversary of the Effective Date of up to 20% of his then current base salary in the discretion of the Company’s board of directors. The employment agreement contains customary confidentiality, non-competition and non- solicitation provisions in favor of the Company.

On November 12, 2019, pursuant to the terms of the employment agreement, the Company entered into a restricted stock award agreement with Mr. Dominiak under which the Company granted 100,000 shares of the Company’s common stock, $0.01 par value per share, to Mr. Dominiak. The shares vest in accordance with the following schedule: (i) 33,333 shares on November 12, 2020; (ii) 33,333 shares on November 12, 2021; and (iii) 33,334 shares on November 12, 2022. In the event the Company terminates the employment of Mr. Dominiak without “cause”, as such term is defined in Section 4(c) of the employment agreement, then all shares that would have vested within the following 12 months had the Executive continued to be employed by the Company during such period shall immediately vest in full. In the event Mr. Dominiak’s employment with the Company terminates by reason of death or “disability”, as such term is defined in Section 4(b) of the employment agreement, or if the Company terminates Mr. Dominiak’s employment for “cause”, as such term is defined in Section 4(c) of the employment agreement, or if Mr. Dominiak terminates his own employment with the Company, then any shares that have not yet vested shall be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Yannick Bastien

On April 27, 2020, the Company entered into an employment agreement with Mr. Bastien to serve as the Chief Administrative Officer of the Company (the “Employment Agreement”). The Employment Agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the Employment Agreement, Mr. Bastien will be paid an initial annual base salary in the amount of $150,000. Since January 1, 2021, Mr. Bastien has been eligible to receive increases in salary in the discretion of the Company’s board of directors. Mr. Bastien’s salary cannot be reduced after any increase is made in accordance with the terms of the Employment Agreement. Mr. Bastien is eligible to receive annual bonuses on April 1st of each year of up to an amount equal to 10% of his then-current base salary in the discretion of the Company’s board of directors. The Employment Agreement contains customary confidentiality, non-competition, non-solicitation and non-disparagement provisions in favor of the Company. The terms of the Employment Agreement shall continue to be effective with respect to Mr. Bastien’s appointment as the Chief Financial Officer of the Company.

On April 27, 2020, in conjunction with the Employment Agreement, the Company entered into a restricted stock award agreement with Mr. Bastien pursuant to which the Company granted 150,000 shares of the Company’s common stock, $0.01 par value per share, to Mr. Bastien. The shares vest in accordance with the following schedule: (i) 50,000 shares on April 27, 2021; (ii) 50,000 shares on April 27, 2022; and (iii) 50,000 shares on April 27, 2023. In the event the Company terminates the employment of Mr. Bastien without “cause,” as such term is defined in Section 4(c) of the Employment Agreement, his restricted stock award will vest in full immediately. In the event Mr. Bastien’s employment with the Company terminates by reason of death or “disability,” as such term is defined in Section 4(b) of the Employment Agreement, or if the Company terminates Mr. Bastien’s employment for “cause,” as such term is defined in Section 4(c) of the Employment Agreement, or if Mr. Bastien terminates his own employment with the Company, then any shares that have not yet vested shall be forfeited to the Company. In the event of certain “changes in control,” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Operating Leases

Company Headquarters

In January 2015, the Company entered into a lease with Crescent Hill Office Park for its corporate headquarters located at 6327-4 Argyle Forest Boulevard, Jacksonville, Florida. The lease provided for an initial monthly rent payment of $1,806 and expired on December 31, 2017, at which time it converted to a month-to-month lease.

In January 2018, the Company entered into a new, month-to-month lease with Crescent Hill Office Park for its corporate headquarters located at 6327-4 Argyle Forest Boulevard, Jacksonville, Florida. The lease provided for an initial monthly rent payment of $2,063 and continued in place until it terminated on December 31, 2018.

On November 15, 2018, the Company entered into a triple net lease with the Kasturi Children’s Trust (the “Trust”) for its new corporate headquarters located at 1409 Kingsley Ave., Ste. 2, Orange Park, Florida. The lease is for a term of 60 months and provides the Company with an option to extend the lease by three additional five-year periods. The lease provides for rent payments in the amount of $4,000 per month. The Trust is an irrevocable trust for which the children of Seenu G. Kasturi are the beneficiaries. The trustee of the Trust is an unrelated third party.

Nocatee Restaurant

In October 2013, DWG Acquisitions, LLC, a Louisiana limited liability company (“DWG Acquisitions”), entered into a triple net shopping center lease with NTC-REG, LLC (“NTC-REG) for the Nocatee Restaurant. The lease provides for an initial monthly rent payment of $1,100 and an additional annual rent payment equal to the amount by which 6% of the restaurant’s annual gross sales exceeds the aggregate monthly rent payments accrued during the applicable year. The lease has an initial term of 53 months and provides DWG Acquisitions with an option to extend the lease by an additional term of 60 months. The lease was assumed by Seediv when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions pursuant to the terms of that certain asset purchase agreement, dated December 1, 2016, by and between Seediv and DWG Acquisitions (the “Seediv Purchase Agreement”).

On April 1, 2017, DWG Acquisitions, Seediv and NTC-REG entered into an assignment and assumption & first modification to lease agreement for the Nocatee Restaurant. Under the agreement, DWG Acquisitions assigned all of its right, title, interest and claim in and to the Nocatee lease, and Seediv assumed the payment and performance of all obligations, liabilities and covenants of DWG Acquisitions under the lease for the Nocatee Restaurant. In addition, the parties amended certain terms of the lease to state that the lease covers approximately 3,400 square feet of space, to extend the term of the lease for a 60-month period commencing on April 1, 2018 and expiring March 31, 2023, and to change the rent payments to an initial monthly rent payment of $7,035 without an additional annual rent payment.

Youngerman Circle Restaurant

In May 2014, DWG Acquisitions entered into a triple net lease with Raceland QSR, LLC, a Louisiana limited liability company (“Raceland QSR”), which is a related party, for the Youngerman Circle Restaurant. The lease provides for a monthly rent payment equal to 7% of the restaurant’s monthly net sales. The lease has an initial term of 10 years and renews automatically for additional one-year terms unless prior written notice is provided by either party. The lease was assumed by Seediv when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions pursuant to the terms of the Seediv Purchase Agreement.

On December 20, 2016, Seediv entered into a new triple net lease with Raceland QSR for the Youngerman Circle Restaurant. The lease provides for rent payments to be made by the Company for each of 13 rent periods per year, with each rent period comprised of four weeks. The lease provides for an initial base rent payment equal to the greater of: (i) $10,000 per rent period, or (ii) 7.5% of the Youngerman Circle Restaurant’s net sales for the applicable rent period. Commencing on the fifth (5th) anniversary and continuing every five years thereafter, the base rent will be equal to the sum of: (i) the average base rent previously in effect for the preceding five-year period, and (ii) the product of such previous average base rent multiplied by 7.5%. The lease has an initial term of 20 years and provides the Company with an option to extend the lease for two additional five-year periods. The Company agreed to guarantee Seediv’s payment and performance of all of its obligations under the lease.

Valdosta Dick’s Wings Restaurant

On December 31, 2017, DWAG Valdosta, LLC, a Georgia limited liability company that is a wholly-owned subsidiary of the Company, entered into a triple net lease with PLD, L.L.L.P., a Georgia limited liability company, for the Dick’s Wings and Grill restaurant located at 153 Baytree Road, Valdosta, Georgia. The lease provides for monthly rent payments of $3,333 for the first two years and $5,000 for the following three years, plus an additional annual rent payment equal to the amount by which 6% of the restaurant’s annual gross sales exceeds $1,000,000. The lease has an initial term of five years and provides the Company with an option to extend the lease for two additional five-year periods.

Panama City Beach Dick’s Wings Restaurant

On July 1, 2015, DWG Acquisitions entered into a lease with Arquette Development Corporation, a Florida corporation (“Arquette Development”), for the Dick’s Wings and Grill restaurant located at 1136 Thomas Drive, Panama City Beach, Florida (the “Panama City Lease”). The lease provided for rent payments of $5,000 plus an additional annual rent payment equal to the amount by which 6% of the restaurant’s annual gross sales exceeds $1,200,000. The lease had an initial term of three years and provided DWG Acquisitions with an option to extend the lease for three additional three-year periods. The lease expired on June 30, 2018 and was not renewed by DWG Acquisitions. Upon the expiration of the lease, DWG Acquisitions entered into a month-to-month tenancy with Arquette Development pursuant to which DWAG PCB, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company (“DWAG PCB”), makes monthly rent payments of $3,000 to Arquette Development on behalf of DWG Acquisitions.

Tallahassee Dick’s Wings Restaurant

On May 1, 2018, DWAG Tallahassee, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company (“DWAG Tallahassee”), entered into a triple net lease with Bannerman Crossings III, LLC, a Florida limited liability company, for a Dick’s Wings and Grill restaurant to be located at 3427 Bannerman Rd., Suite 104, Tallahassee, Florida. The lease provides for no rent during the first year of the lease, followed by monthly rent payments equal to 6% of the restaurant’s monthly gross sales for each month remaining under the lease. The lease has an initial term of 10 years and provides the Company with an option to extend the lease for two additional five-year periods. Bannerman Crossings agreed to loan DWAG Tallahassee $250,000 to be used for tenant improvements to the property. DWAG has the right to terminate the lease at the end of the 42nd month of the initial term in the event if gross sales during the period commencing on the first day of the 25th month of the initial term and ending on the last day of the 36th month of the initial term are less than $1,400,000.

Financing Leases

On August 30, 2018, the Company entered into the Master Lease. The initial term of the lease expires on August 31, 2038. The Company has the option to extend the term of the lease for four additional successive periods of five years each. The aggregate base annual rent is $876,875 and is subject to annual increases commencing September 1, 2019 in an amount equal to the lesser of: (i) 1.75%, or (ii) 1.25 times the change in the Consumer Price Index. The Company is responsible for all costs and obligations relating to the Properties.

Sponsorship Agreements

In July 2013, we entered into a three-year sponsorship agreement with the Jacksonville Jaguars, LLC (the “Jacksonville Jaguars”) and, in connection therewith, in August 2013, entered into a subcontractor concession agreement with Levy Premium Foodservice Limited Partnership (“Levy”) for a concession stand to be located at TIAA Bank Field in Jacksonville, Florida. We concurrently assigned all of our rights and obligations under the concession agreement to DWG Acquisitions in return for a fee of $2,000 per month for each full or partial month during which the concession agreement is in effect. In July 2015, we extended our sponsorship agreement with the Jaguars by an additional two years and entered into a subcontractor concession agreement with Ovations Food Services, L.P. (“Ovations”) for a second concession stand at TIAA Bank Field. We concurrently assigned all of our rights and obligations under the second concession agreement to DWG Acquisitions in return for an additional fee of $3,000 per month for each full or partial month during which the concession agreement is in effect.

In September 2016, we terminated our subcontractor concession agreements with Levy and Ovations and the related assignment agreements with DWG Acquisitions, and entered into a sub-concession agreement with Jacksonville Sportservice, Inc. (“Jacksonville Sportservice”) and DWG Acquisitions with respect to the two concession stands previously covered by the Levy and Ovations subcontractor concession agreements. We concurrently assigned all of our rights and obligations under the sub-concession agreement to DWG Acquisitions in return for a fee equal to the revenue generated by the concession stands less all expenses incurred by the concession stands for each full or partial month during which the concession agreement is in effect. In October 2017, we entered into a termination agreement with DWG Acquisitions whereby we terminated the assignment to DWG Acquisitions.

In November 2017, the Company entered into a new five-year sponsorship agreement with the Jacksonville Jaguars. Under the terms of the sponsorship agreement, during each preseason and regular season football game played by the Jacksonville Jaguars and at certain other events held at the football-based stadium in Jacksonville, Florida currently named “Everbank Field”: (i) the Company has the right to display its branding on one fixed concession stand in the Bud Light Party Zone at Everbank Field and a second concession stand located on the concourse at Everbank Field, (ii) the Company has the right to have its food products sold or otherwise distributed from the stands and/or certain general concession areas at Everbank Field, and (iii) the Company has the right to receive a variety of stadium signage at Everbank Field, radio broadcasting on the Jacksonville Jaguars’ radio programming, and digital advertising on the Jacksonville Jaguars’ website and certain of its social media sites.

The term of the sponsorship agreement commenced on April 1, 2018 and expires on the later of: (i) the conclusion of the 2022/23 NFL season, and (ii) February 28, 2023. The Company is required to pay the Jacksonville Jaguars annual fees in the amount of $200,000 during the first year of the agreement increasing to $216,490 during the last year of the agreement. In addition, the Company is required to provide the Jacksonville Jaguars with food, beverages and serving products equal in value to $35,000 during the first year of the agreement increasing to $37,890 during the last year of the agreement. In the event the Jacksonville Jaguars play in any post-season playoff games, the Company will pay the Jacksonville Jaguars an additional amount per playoff game equal to a pro-rated portion of the annual fee applicable during the then-current year of the agreement.

In July 2019, the Company entered into a First Amendment to Sponsorship Agreement with the Jacksonville Jaguars. The amendment amended the terms of that certain Sponsorship Agreement, dated November 27, 2017, by and between the Company and the Jaguars. Under the terms of the amendment, during each preseason and regular season football game played by the National Football League’s Jacksonville Jaguars and at certain other events held at the football- based stadium in Jacksonville, Florida currently named “TIAA Bank Field”: (i) the Company has the right to display its branding on two fixed concession stands in the stadium located in the Bud Light Party Zone at Everbank Field, five fixed concession stands on the stadium concourse, and two fixed concession stands on the upper club level of the stadium, and up to four portable concession stands on the north end zone deck, (ii) the Company has the right to have its food products sold or otherwise distributed from the stands and/or certain general concession areas at TIAA Bank Field, (iii) the Company has the right to receive a variety of advertising and stadium signage at TIAA Bank Field, radio broadcasting on the Jacksonville Jaguars’ radio programming, and digital advertising on the Jacksonville Jaguars’ website and certain of its social media sites, and (iv) the Company will be identified as the “Official Watch Party Restaurant / Bar for Jaguars away games, including social media spots, radio spots and banner ads.

Second Amendment to Sponsorship Agreement

In August 2020, the Company entered into a Second Amendment to Sponsorship Agreement with the Jacksonville Jaguars. The amendment further amended the terms of that certain Sponsorship Agreement, dated November 27, 2017, by and between the Company and the Jaguars. Under the terms of the amendment, the parties agreed to reduce the benefits to be received by the Company and the term of the agreement. The amendment is for a term of three NFL football seasons, is deemed to have commenced as of April 1, 2018, and expires on the later of: (i) the conclusion of the 2020/21 NFL season, and (ii) the last day in February 2021. The Company is required to pay the Jaguars annual fees in the amount of $200,000 during the 2018/19 NFL season, $500,000 during the 2019/20 NFL season, and $150,000 during the 2020/21 NFL season. In addition, the Company is required to provide the Jaguars with food, beverages and serving products equal in value to $35,000 during the 2018/19 NFL season, $35,700 during the 2019/20 NFL season, and $6,875 during the 2020/21 NFL season.

Third Amendment to Sponsorship Agreement

In May 2021, the Company entered into a Third Amendment to Sponsorship Agreement with the Jacksonville Jaguars. The amendment further amended the terms of that certain Sponsorship Agreement, dated November 27, 2017, by and between the Company and the Jaguars. Under the terms of the amendment, the parties agreed to extend the term of this agreement to: (i) the conclusion of the 2022/23 NFL season, and (ii) the last day in February 2023. The term deemed to have commenced as of April 1, 2018. The Company is required to pay the Jaguars annual fees in the amount of $200,000 during the 2018/19 NFL season, $500,000 during the 2019/20 NFL season, $150,000 during the 2020/21 NFL season, $100,000 during the 2021/22 NFL season, and $105,000 during the 2022/23 NFL season. In addition, the Company will not be required to provide the Jaguars with food, beverages or serving during any of the seasons under contract.

The following table presents the future minimum annual payments under the sponsorship agreement as of June 30, 2021:

Year Ended December 31,	Minimum Annual Payments
2021 (remaining six months)	$415,072
2022	830,144
2023	830,144
2024	834,444
2025	834,444
Thereafter	3,337,776
Total	$7,082,024

Note 16. Commitments and Contingencies

Employment Agreements

Seenu G. Kasturi

On January 18, 2017, the Company appointed Seenu G. Kasturi as its President, Chief Financial Officer and Chairman of its board of directors. In connection therewith, on January 18, 2017, the Company entered into an employment agreement with Mr. Kasturi to serve as the President and Chief Financial Officer of the Company. The employment agreement was for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the employment agreement, Mr. Kasturi was paid annual compensation in the amount of $80,000 per year, consisting of: (i) an initial annual base salary of $26,000, and (ii) equity awards equal in value to $54,000 per year. Mr. Kasturi was eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. He was also eligible to receive annual bonuses in the discretion of the Company’s board of directors beginning with the Company’s fiscal year ended December 31, 2017. The employment agreement contains customary confidentiality, non-competition and non- solicitation provisions in favor of the Company.

On January 2, 2019, the Company appointed Seenu G. Kasturi as its Chief Executive Officer. As a result of the appointment, Mr. Kasturi then served as the Company’s Chief Executive Officer, Chief Financial Officer and Chairman of its board of directors. In connection therewith, on January 2, 2019, Mr. Kasturi resigned as the Company’s President and Richard W. Akam resigned as the Company’s Chief Executive Officer. Mr. Akam continues to serve as the Company’s Chief Operating Officer and Secretary.

On January 2, 2019, the Company entered into an amended and restated employment agreement with Mr. Kasturi to serve as the Chief Executive Officer and Chief Financial Officer of the Company. The agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Kasturi will be paid an initial annual base salary in the amount of $350,000. Mr. Kasturi will be eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. He will also be eligible to receive annual bonuses in the discretion of the Company’s board of directors beginning with the Company’s fiscal year ended December 31, 2020. The employment agreement contains customary confidentiality, non- competition and non-solicitation provisions in favor of the Company.

Pursuant to the terms of the new employment agreement, the Company entered into a restricted stock award agreement with Mr. Kasturi pursuant to which the Company granted 390,000 shares of the Company’s common stock to Mr. Kasturi. The shares vest in accordance with the following schedule: (i) 130,000 shares on March 31, 2019; (ii) 130,000 shares on March 31, 2020; and (iii) 130,000 shares on March 31, 2021. In the event the Company terminates the employment of Mr. Kasturi without “cause”, as such term is defined in the employment agreement, his restricted stock award will vest in full immediately. In the event Mr. Kasturi’s employment with the Company terminates by reason of death or “disability”, as such term is defined in the employment agreement, or if the Company terminates Mr. Kasturi’s employment for “cause”, as such term is defined in the employment agreement, or if Mr. Kasturi terminates his own employment with the Company, then any shares that have not yet vested will be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding will automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Richard W. Akam

On January 22, 2013, the Company appointed Richard W. Akam to serve as its Chief Operating Officer. In connection therewith, the Company entered into an employment agreement with Mr. Akam pursuant to which it agreed to pay him an annual base salary of $150,000, subject to annual adjustment and discretionary bonuses, plus certain standard and customary fringe benefits. The initial term of the employment agreement is for one year and automatically renews for additional one-year terms until terminated by Mr. Akam or the Company.

The employment agreement provided that, on July 22, 2013, the Company would grant Mr. Akam shares of its common stock equal in value to $50,000 if Mr. Akam was continuously employed by the Company through that date. The number of shares of common stock that the Company would issue to Mr. Akam would be calculated based on the last sales price of the Company’s common stock as reported on the OTCQB on July 22, 2013. The employment agreement also provided that the Company would grant Mr. Akam additional shares of its common stock equal in value to $50,000 on January 1st of each year thereafter if Mr. Akam was continuously employed by the Company through January 1st of the applicable year. The number of shares of common stock that the Company would issue to Mr. Akam for each applicable year would be calculated based on the average of the last sales price of shares of the Company’s common stock as reported on the OTCQB for the month of January of the applicable year.

Notwithstanding the above, and in connection therewith, Mr. Akam agreed that the number of shares that may be earned by him under his employment agreement in connection with any particular grant would be equal to the lesser of: (i) 71,429 shares of common stock, or (ii) the number of shares of common stock calculated by dividing $50,000 by the closing price of the Company’s common stock on the day immediately preceding the date the Company’s obligation to issue the shares to him fully accrues. Mr. Akam also agreed that in the event the Company was unable to fulfill its obligation to issue all of the shares earned by him with respect to any particular grant because it did not have enough shares of common stock authorized and available for issuance, (i) Mr. Akam would not require the Company to issue more shares of common stock than are then authorized and available for issuance by the Company, and (i) the Company would be permitted to settle any liability to Mr. Akam created as a result thereof in cash.

In the event the Company terminates Mr. Akam’s employment without “cause” (as such term is defined in the employment agreement), Mr. Akam will be entitled to receive the following severance compensation from the Company: (i) if the Company terminates Mr. Akam’s employment during the first year of his employment with the Company, that amount of compensation equal to the salary payable to Mr. Akam during that year, (ii) if the Company terminates Mr. Akam’s employment during the second year of his employment with the Company, that amount of compensation equal to nine months of the salary payable to Mr. Akam during that year, (iii) if the Company terminates Mr. Akam’s employment during the third year of his employment with the Company, that amount of compensation equal to six months of the salary payable to Mr. Akam during that year, and (iv) if the Company terminates Mr. Akam’s employment after the third year of his employment with the Company, that amount of compensation equal to three months of the salary payable to Mr. Akam during the year that such termination occurs. Mr. Akam will not be entitled to receive any severance compensation from the Company if the Company terminates his employment for “cause” or as a result of his disability, or if Mr. Akam resigns from his employment with the Company.

The employment agreement also contains customary provisions that provide that, during the term of Mr. Akam’s employment with the Company and for a period of one year thereafter, Mr. Akam is prohibited from disclosing confidential information of the Company, soliciting Company employees and certain other persons, and competing with the Company.

On July 31, 2013, the Company appointed Richard Akam as its Chief Executive Officer, Chief Financial Officer and Secretary. The Company and Mr. Akam did not amend the employment agreement in connection with the above appointments, and Mr. Akam did not receive any additional compensation in connection with the above appointments.

On August 19, 2013, Richard Akam resigned as the Company’s Chief Financial Officer. Mr. Akam retained his positions as the Company’s Chief Executive Officer, Chief Operating Officer and Secretary.

On January 31, 2017, the Company and Richard W. Akam entered into an amendment to the employment agreement. Under the terms of the amendment, the parties confirmed the appointment of Mr. Akam as the Company’s Chief Operating Officer on January 22, 2013 and as the Company’s Chief Executive Officer on July 31, 2013, clarified that Mr. Akam’s monthly base salary after the initial term of the employment agreement may be adjusted from time to time by the Company with Mr. Akam’s consent, removed the provision relating to the grant of shares of the Company’s common stock to Mr. Akam on January 1st of each year effective December 31, 2016, and clarified that the criteria for Mr. Akam’s annual bonuses will be identified and agreed upon by the Company and Mr. Akam by the end of the 1st quarter of each fiscal year.

On January 2, 2019, the Company entered into a Second Amendment to Employment Agreement with Richard W. Akam pursuant to which Mr. Akam resigned as the Company Chief Executive Officer but retained his positions as the Company’s Chief Operating Officer and Secretary.

Alex Andre

On July 15, 2019, the Company appointed Alex Andre as its Chief Financial Officer. In connection therewith, on July 15, 2019, Seenu G. Kasturi resigned as the Company’s Chief Financial Officer. Mr. Kasturi continued to serve as the Company’s Chief Executive Officer and Chairman of the Company’s board of directors.

On July 15, 2019, the Company entered into an employment agreement with Mr. Andre to serve as the Chief Financial Officer of the Company and, upon the completion of all applicable registration and licensing requirements, to serve as the General Counsel of the Company. The employment agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Andre will be paid an initial annual base salary in the amount of $175,000. On May 1, 2020, Mr. Andre’s salary will increase to $200,000 for the remainder of the employment term. Mr. Andre will be eligible to receive increases in salary on January 1st of each subsequent year in the discretion of the Company’s board of directors. On November 1, 2019, he will be eligible to receive an interim bonus of up to an amount equal to 10% of his then current base salary in the discretion of the Company’s board of directors, and will be eligible to receive annual bonuses on May 1st of each year thereafter of up to an amount equal to 10% of his then current base salary in the discretion of the Company’s board of directors. The employment agreement contains customary confidentiality, non-competition and non-solicitation provisions in favor of the Company.

On April 8, 2019, the Company entered into a restricted stock award agreement with Mr. Andre pursuant to which the Company granted 225,000 shares of the Company’s common stock, $0.01 par value per share, to Mr. Andre. The shares vest in accordance with the following schedule: (i) 75,000 shares on April 30, 2020; (ii) 75,000 shares on April 30, 2021; and (iii) 75,000 shares on April 30, 2022. In the event the Company terminates the employment of Mr. Andre without “cause”, as such term is defined in Section 4(c) of the Employment Agreement, his restricted stock award will vest in full immediately. In the event Mr. Andre’s employment with the Company terminates by reason of death or “disability”, as such term is defined in Section 4(b) of the Employment Agreement, or if the Company terminates Mr. Andre’s employment for “cause”, as such term is defined in Section 4(c) of the Employment Agreement, or if Mr. Andre terminates his own employment with the Company, then any shares that have not yet vested shall be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Joseph Dominiak

On November 12, 2019, the “Company appointed Joseph Dominiak as its Chief Operating Officer. In connection therewith, on November 12, 2019, Richard W. Akam resigned as the Company’s Chief Operating Officer.

On November 6, 2019, the Company entered into an employment agreement with Mr. Dominiak to serve as the Chief Operating Officer of the Company. The employment agreement is for an initial term of three years with automatic one-year renewals thereafter unless earlier terminated or not renewed as provided therein. Under the terms of the agreement, Mr. Dominiak will be paid an initial annual base salary in the amount of $200,000. Beginning January 1, 2021, he will be eligible to receive increases in salary in the discretion of the Company’s board of directors. Mr. Dominiak will be eligible to receive annual bonuses on each anniversary of the Effective Date of up to 20% of his then current base salary in the discretion of the Company’s board of directors. The employment agreement contains customary confidentiality, non-competition and non- solicitation provisions in favor of the Company.

On November 12, 2019, pursuant to the terms of the employment agreement, the Company entered into a restricted stock award agreement with Mr. Dominiak under which the Company granted 100,000 shares of the Company’s common stock, $0.01 par value per share, to Mr. Dominiak. The shares vest in accordance with the following schedule: (i) 33,333 shares on November 12, 2020; (ii) 33,333 shares on November 12, 2021; and (iii) 33,334 shares on November 12, 2022. In the event the Company terminates the employment of Mr. Dominiak without “cause”, as such term is defined in Section 4(c) of the employment agreement, then all shares that would have vested within the following 12 months had the Executive continued to be employed by the Company during such period shall immediately vest in full. In the event Mr. Dominiak’s employment with the Company terminates by reason of death or “disability”, as such term is defined in Section 4(b) of the employment agreement, or if the Company terminates Mr. Dominiak’s employment for “cause”, as such term is defined in Section 4(c) of the employment agreement, or if Mr. Dominiak terminates his own employment with the Company, then any shares that have not yet vested shall be forfeited to the Company. In the event of certain “changes in control” as such term is defined in the Company’s 2014 Stock Incentive Plan adopted by the Company’s board of directors on June 16, 2014, all restrictions and conditions on any of the shares then outstanding shall automatically be deemed terminated or satisfied in full, as applicable, immediately prior to the consummation of the change in control event.

Leases

The Company is a party to numerous operating and financing leases. A general description of the leases is set forth herein under Note 13. Leases. On August 30, 2018, in connection with the Fat Patty’s Acquisition, the Company entered into the FP Master Lease. On October 11, 2019, in connection with the WingHouse Acquisition, ARC WingHouse entered into the WH Assignment Agreement pursuant to which Soaring Wings assigned all of its rights and obligations under the WH Master Lease to ARC WingHouse. A description of the WH Master Lease is set forth herein under Note 4. Acquisition of WingHouse.

Sponsorship Agreements

In July 2013, the Company entered into a three-year sponsorship agreement with the Jacksonville Jaguars, LLC, a Delaware limited liability company (the “Jacksonville Jaguars”), and, in connection therewith, in August 2013, entered into a subcontractor concession agreement with Levy Premium Foodservice Limited Partnership (“Levy”) for a concession stand to be located at TIAA Bank Field in Jacksonville, Florida. The Company concurrently assigned all of its rights and obligations under the concession agreement to DWG Acquisitions in return for a fee of $2,000 per month for each full or partial month during which the concession agreement is in effect. In July 2015, the Company extended its sponsorship agreement with the Jaguars by an additional two years and entered into a subcontractor concession agreement with Ovations Food Services, L.P. (“Ovations”) for a second concession stand at TIAA Bank Field. The Company concurrently assigned all of its rights and obligations under the second concession agreement to DWG Acquisitions in return for an additional fee of $3,000 per month for each full or partial month during which the concession agreement is in effect.

In September 2016, the Company terminated its subcontractor concession agreements with Levy and Ovations and the related assignment agreements with DWG Acquisitions, and entered into a sub-concession agreement with Jacksonville Sportservice, Inc. (“Jacksonville Sportservice”) and DWG Acquisitions with respect to the two concession stands previously covered by the Levy and Ovations subcontractor concession agreements. The Company concurrently assigned all of its rights and obligations under the sub-concession agreement to DWG Acquisitions in return for a fee equal to the income generated by the concession stands less all expenses incurred by the concession stands for each full or partial month during which the concession agreement is in effect. In October 2017, the Company entered into a termination agreement with DWG Acquisitions whereby the Company terminated the assignment to DWG Acquisitions.

In November 2017, the Company entered into a new five-year sponsorship agreement with the Jacksonville Jaguars. Under the terms of the sponsorship agreement, during each preseason and regular season football game played by the Jacksonville Jaguars and at certain other events held at the football-based stadium in Jacksonville, Florida currently named “Everbank Field”: (i) the Company has the right to display its branding on one fixed concession stand in the Bud Light Party Zone at Everbank Field and a second concession stand located on the concourse at Everbank Field, (ii) the Company has the right to have its food products sold or otherwise distributed from the stands and/or certain general concession areas at Everbank Field, and (iii) the Company has the right to receive a variety of stadium signage at Everbank Field, radio broadcasting on the Jacksonville Jaguars’ radio programming, and digital advertising on the Jacksonville Jaguars’ website and certain of its social media sites.

The term of the sponsorship agreement commenced on April 1, 2018 and expires on the later of: (i) the conclusion of the 2022/23 NFL season, and (ii) February 28, 2023. The Company is required to pay the Jacksonville Jaguars annual fees in the amount of $200,000 during the first year of the agreement increasing to $216,490 during the last year of the agreement. In addition, the Company is required to provide the Jacksonville Jaguars with food, beverages and serving products equal in value to $35,000 during the first year of the agreement increasing to $37,890 during the last year of the agreement. In the event the Jacksonville Jaguars play in any post-season playoff games, the Company will pay the Jacksonville Jaguars an additional amount per playoff game equal to a pro-rated portion of the annual fee applicable during the then-current year of the agreement.

First Amendment to Sponsorship Agreement

In July 2019, the Company entered into a First Amendment to Sponsorship Agreement with the Jacksonville Jaguars. The amendment amended the terms of that certain Sponsorship Agreement, dated November 27, 2017, by and between the Company and the Jaguars. Under the terms of the amendment, during each preseason and regular season football game played by the National Football League’s Jacksonville Jaguars and at certain other events held at the football- based stadium in Jacksonville, Florida currently named “TIAA Bank Field”: (i) the Company has the right to display its branding on two fixed concession stands in the stadium located in the Bud Light Party Zone at Everbank Field, five fixed concession stands on the stadium concourse, and two fixed concession stands on the upper club level of the stadium, and up to four portable concession stands on the north end zone deck, (ii) the Company has the right to have its food products sold or otherwise distributed from the stands and/or certain general concession areas at TIAA Bank Field, (iii) the Company has the right to receive a variety of advertising and stadium signage at TIAA Bank Field, radio broadcasting on the Jacksonville Jaguars’ radio programming, and digital advertising on the Jacksonville Jaguars’ website and certain of its social media sites, and (iv) the Company will be identified as the “Official Watch Party Restaurant / Bar for Jaguars away games, including social media spots, radio spots and banner ads.

The amendment is for a term of 10 NFL football seasons and expires on the later of: (i) the conclusion of the 2028/29 NFL season, and (ii) February 2029. The Company is required to pay the Jaguars annual fees in the amount of $500,000 during the 2019/20 NFL season and $794,444 for each of the next nine NFL seasons. In addition, the Company is required to provide the Jaguars with food, beverages and serving products equal in value to $35,700 during the 2019/20 NFL season increasing to $40,000 for each of the last six NFL seasons. In the event the Jaguars play in any post-season playoff games, the Company will pay the Jaguars an additional amount per playoff game equal to a pro-rated portion of the annual fee applicable during the then-current year of the agreement.

Second Amendment to Sponsorship Agreement

In August 2020, the Company entered into a Second Amendment to Sponsorship Agreement with the Jacksonville Jaguars. The amendment further amended the terms of that certain Sponsorship Agreement, dated November 27, 2017, by and between the Company and the Jaguars. Under the terms of the amendment, the parties agreed to reduce the benefits to be received by the Company and the term of the agreement. The amendment is for a term of three NFL football seasons, is deemed to have commenced as of April 1, 2018, and expires on the later of: (i) the conclusion of the 2020/21 NFL season, and (ii) the last day in February 2021. The Company is required to pay the Jaguars annual fees in the amount of $200,000 during the 2018/19 NFL season, $500,000 during the 2019/20 NFL season, and $150,000 during the 2020/21 NFL season. In addition, the Company is required to provide the Jaguars with food, beverages and serving products equal in value to $35,000 during the 2018/19 NFL season, $35,700 during the 2019/20 NFL season, and $6,875 during the 2020/21 NFL season.

The following table presents the future minimum annual payments under the sponsorship agreement as of December 31, 2020:

Minimum Annual
Year	Payments
2021	$794,000
2022	794,000
2023	794,000
2024	794,000
2025	794,000
Thereafter	2,382,000
Total	$6,352,000

Teay’s Valley Fire

On March 25, 2019, the Company experienced a fire at its Fat Patty’s restaurant located at 5156 State Route 34 in Hurricane, West Virginia. As a result, the restaurant was closed for repair. The company has an insurance policy in place on the property and received insurance proceeds in the amount of $770,718 under the policy for such items as lost income and damaged equipment during the year ended December 31, 2020. The Company recorded $584,521 of the insurance proceeds under “revenue – restaurant sales” for the year ended December 31, 2020 on its consolidated statements of operations as that portion of the insurance proceeds was paid for lost income from business interruption, and recorded the remaining $186,197 of the insurance proceeds under “income from insurance proceeds” on its consolidated statements of operations for the year ended December 31, 2020 as that portion of the insurance proceeds was for equipment and other assets that were destroyed in the fire. The restaurant reopened on November 18, 2019.

Employment Agreements

The Company is a party to employment agreements with certain of its executive officers. A description of the employment agreements is set forth herein under Note 16. Commitments and Contingencies – Employment Agreements.

Financing Transactions

The Company is a party to a credit facility with Blue Victory. A description of the credit facility is set forth herein under Note 11. Debt Obligations.

On September 20, 2021, Seenu G Kasturi agreed to allocate the balance owed under the “Agreement to Guaranty Obligations” to the principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. As a result, the “Agreement to Guarantee Obligations” has been satisfied in full and the Bremer Bank Note Assignment balance reduced commensurately

Leases

On November 15, 2018, the Company entered into a triple net lease with the Kasturi Children’s Trust for its new corporate headquarters located at 1409 Kingsley Ave., Ste. 2, Orange Park, Florida. The lease is for a term of 60 months and provides the Company with an option to extend the lease by three additional five-year periods. The lease provides for rent payments in the amount of $4,000 per month. The Kasturi Children’s Trust is an irrevocable trust for which the children of Seenu G. Kasturi are the beneficiaries. The trustee of the Kasturi Children’s Trust is an unrelated third party.

In October 2013, DWG Acquisitions entered into a triple net shopping center lease with NTC-REG, LLC (“NTC-REG) for the Nocatee Restaurant. The lease provides for an initial monthly rent payment of $1,100 and an additional annual rent payment equal to the amount by which 6% of the restaurant’s annual gross sales exceeds the aggregate monthly rent payments accrued during the applicable year. The lease has an initial term of 53 months and provides DWG Acquisitions with an option to extend the lease by an additional term of 60 months. The lease was assumed by Seediv when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions pursuant to the terms of that certain asset purchase agreement, dated December 1, 2016, by and between Seediv and DWG Acquisitions (the “Seediv Purchase Agreement”).

On April 1, 2017, DWG Acquisitions, Seediv and NTC-REG entered into an assignment and assumption & first modification to lease agreement for the Nocatee Restaurant. Under the agreement, DWG Acquisitions assigned all of its right, title, interest and claim in and to the Nocatee lease, and Seediv assumed the payment and performance of all obligations, liabilities and covenants of DWG Acquisitions under the lease for the Nocatee Restaurant. In addition, the parties amended certain terms of the lease to state that the lease covers approximately 3,400 square feet of space, to extend the term of the lease for a 60-month period commencing on April 1, 2018 and expiring March 31, 2023, and to change the rent payments to an initial monthly rent payment of $7,035 without an additional annual rent payment.

In May 2014, DWG Acquisitions entered into a triple net lease with Raceland QSRfor the Youngerman Circle Restaurant. The lease provides for a monthly rent payment equal to 7% of the restaurant’s monthly net sales. The lease has an initial term of 10 years and renews automatically for additional one-year terms unless prior written notice is provided by either party. The lease was assumed by Seediv when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions pursuant to the terms of the Seediv Purchase Agreement.

On December 20, 2016, Seediv entered into a new triple net lease with Raceland QSR for the Youngerman Circle Restaurant. The lease provides for rent payments to be made by the Company for each of 13 rent periods per year, with each rent period comprised of four weeks. The lease provides for an initial base rent payment equal to the greater of: (i) $10,000 per rent period, or (ii) 7.5% of the Youngerman Circle Restaurant’s net sales for the applicable rent period. Commencing on the fifth (5th) anniversary and continuing every five years thereafter, the base rent will be equal to the sum of: (i) the average base rent previously in effect for the preceding five-year period, and (ii) the product of such previous average base rent multiplied by 7.5%. The lease has an initial term of 20 years and provides the Company with an option to extend the lease for two additional five-year periods. The Company agreed to guarantee Seediv’s payment and performance of all of its obligations under the lease.

On July 1, 2015, DWG Acquisitions entered into a lease with Arquette Development Corporation, a Florida corporation (“Arquette Development”), for the Dick’s Wings and Grill restaurant located at 1136 Thomas Drive, Panama City Beach, Florida (the “Panama City Lease”). The lease provided for rent payments of $5,000 plus an additional annual rent payment equal to the amount by which 6% of the restaurant’s annual gross sales exceeds $1,200,000. The lease had an initial term of three years and provided DWG Acquisitions with an option to extend the lease for three additional three-year periods. The lease expired on June 30, 2018 and was not renewed by DWG Acquisitions. Upon the expiration of the lease, DWG Acquisitions entered into a month-to- month tenancy with Arquette Development pursuant to which DWAG PCB, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company (“DWAG PCB”), makes monthly rent payments of $3,000 to Arquette Development on behalf of DWG Acquisitions.

Amendments to WH Master Lease

On February 12, 2020, April 21, 2020 and October 29, 2020, ARC WingHouse and Store Master Funding entered into that certain Amended and Restated Master Lease, Second Amended and Restated Master Lease and Third Amended and Restated Master Lease, respectively, the collective effect of which was to add the Company and Seenu G. Kasturi, who is the Company’s Chief Executive Officer, as guarantors and to reduce the aggregate base annual rent from $2,041,848 to $1,904,763 in connection with the sale of one of the properties and the closure of the WingHouse restaurant located thereon.

Franchise Agreements

Prior to December 31, 2019, the Company had been a party to several franchise agreements with DWG Acquisitions pursuant to which DWG Acquisitions owned and operated Dick’s Wings restaurants. The terms of these franchise agreements were identical to the terms of the franchise agreements that the Company enters into with unrelated franchisees, except that the Company did not require DWG Acquisitions to pay a franchise fee to the Company under the franchise agreements for the Nocatee and Youngerman Circle Restaurants. The Company generated $204,391 in royalties and franchise fees through its franchise agreements with DWG Acquisitions during the year ended December 31, 2019. The Company also had a total of $41,512 for accounts payable and accrued expenses outstanding from DWG Acquisitions at December 31, 2019. The Company terminated the last of its franchise agreements with DWG Acquisitions during the year ended December 31, 2019 and is no longer a party to any franchise agreements with DWG Acquisitions. Accordingly, it did not generate any royalties and franchise fees during the year ended December 31, 2020. The Company did not have any accounts payable and accrued expenses outstanding from DWG Acquisitions at December 31, 2020.

In September 2018, the Company became a franchisee of a Tilted Kilt restaurant located in Gonzales, Louisiana. Richard W. Akam, who served as the Company’s Chief Operating Officer and Secretary until November 2019, served as President of TKFO from June 2018 until March 2020, and Ketan Pandya, who serves as a member of the Company’s board of directors, has served as Vice President of Franchise Relations of TKFO since June 2018. Fred D. Alexander, who serves as a member of the Company’s board of directors, is the owner of SDA Holdings. The Company closed the Tilted Kilt restaurant and terminated the franchise agreement in August 2019. The Company paid ad fund fees of $9,423 to Tilted Kilt during the year ended December 31, 2020. The Company was not required to pay any royalties or franchise fees to Tilted Kilt under its franchise agreement with Tilted Kilt. The restaurant closed in August 2019.

Series A Convertible Preferred Stock

In June 2018, the Company entered into a securities purchase agreement with Seenu G. Kasturi pursuant to which the Company issued Mr. Kasturi 449,581 shares of Series A convertible preferred stock in exchange for 449,581 shares of common stock then held by Mr. Kasturi. A description of this transaction is set forth herein under Note 14. Capital Stock.

Acquisitions and Dispositions

On October 4, 2017, Seediv entered into an agreement for purchase and sale of real estate with Raceland QSR pursuant to which Seediv agreed to purchase the real property located at 6055 Youngerman Circle in Argyle Circle, Jacksonville, Florida from Raceland QSR. The purchase price for the property was to be the lesser of: (i) $2,000,000, or (ii) the appraised value of the property determined by the appraisal completed by the financing source proposed to be utilized by Seediv to finance the acquisition of the property. The agreement provided for the payment by Seediv of a deposit of $10,000 within 10 days of the date of the agreement to an escrow agent to be selected by the parties with the remainder of the purchase price to be paid by Seediv at closing. Seediv had the right to terminate the transaction in the event that certain feasibility studies, the title commitment or the appraisal was unsatisfactory to Seediv, or if Raceland QSR breached any of its representations, warranties, covenants, agreements or obligations under the agreement, in which case the deposit would be returned to Seediv. The closing of the transaction was to occur on December 3, 2017.

On November 30, 2017, Seediv and Raceland QSR entered into an amendment to the agreement pursuant to which the parties agreed to extend the closing date by 60 calendar days. On February 1, 2018, Seediv and Raceland QSR entered into a termination agreement and mutual release with respect to the agreement pursuant to which the parties agreed to terminate the agreement and release each other from any claims arising out of the agreement.

On August 30, 2018, the Company closed upon the asset purchase agreement for Fat Patty’s. In connection therewith, the Company issued a secured convertible promissory note to Seenu G. Kasturi pursuant to which the Company borrowed $622,929 to help finance the acquisition. A description of the promissory note is set forth herein under Note 11. Debt Obligations.

On October 30, 2018, the Company entered into a membership interest purchase agreement with SDA Holdings, LLC, a Louisiana limited liability company (“SDA Holdings”), and Fred D. Alexander pursuant to which the Company agreed to acquire all of the issued and outstanding membership interests in SDA Holdings for $10. SDA Holdings is the owner of the Tilted Kilt Pub & Eatery® restaurant franchise.

The closing of the transaction was conditioned upon SDA Holdings, Trustee Services Group (the “Custodian”), Mr. Kasturi, Let’s Eat Incorporated (“Let’s Eat”), the Reilly Group, LLC (the “Reilly Group”) and John Reynauld entering into an amendment to that certain Custodian Agreement, dated June 7, 2018, by an among the parties to add SDA Holdings as a party to the agreement and remove Mr. Kasturi as a party to the agreement, in which event SDA Holdings will be required to deliver 718,563 shares of the Company’s common stock to the Custodian. The closing of the transaction was also conditioned upon the Company raising gross proceeds of at least $2,000,000 through the sale of debt or equity securities, as well as other customary closing conditions. Upon closing of this acquisition, the Company would issue 666,667 shares of common stock to Mr. Kasturi, place 718,563 shares of common stock into escrow to replace a like number of shares placed in escrow by Mr. Kasturi, and through a wholly-owned subsidiary, be the obligor under a demand promissory note in favor of Mr. Kasturi in the principal amount of up to $2,500,000.

On December 31, 2020, SDA Holdings and Messrs. Kasturi and Alexander entered into a termination and mutual release agreement pursuant to which the transaction was terminated and each party released each of the other parties from any and all claims that they may have had under the membership interest purchase agreement.

Richard W. Akam, who served as the Company’s Chief Operating Officer and Secretary until November 2019, served as President of TKFO from June 2018 until March 2020. Ketan Pandya, who serves as a member of the Company’s board of directors, served as Vice President of Franchise Relations of TKFO from June 2018 until March 2020. Mr. Alexander serves as a member of the Company’s board of directors.